Operating costs and expenses (exclusive of depreciation and amortization) (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Costs And Expenses [Abstract]
Personnel expenses	₽ (2,234,309)	₽ (1,717,467)	₽ (1,505,950)
Marketing expenses	(1,046,678)	(939,717)	(693,246)
Subcontractor and other costs related to provision of services	(186,337)	(188,499)	(117,746)
Office rent and maintenance	(206,501)	(241,434)	(190,104)
Professional services	(347,963)	(255,362)	(205,905)
Insurance services	(111,251)
Hosting And Other Website Maintenance	(40,421)	(32,825)	(24,686)
Other operating expenses	(126,803)	(57,556)	(50,939)
Operating costs and expenses (exclusive of depreciation and amortization)	₽ (4,300,263)	₽ (3,432,860)	₽ (2,788,576)